Variable Interest Entity (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Condensed Balance Sheet [Table Text Block]
	December 31, 2018	December 31, 2019	December 31, 2019
	RMB	RMB	USD
Current assets	75,442,911	88,858,539	12,737,384
Property and equipment, net	1,263,869	740,226	106,107
Other noncurrent assets	392,924,127	385,207,213	55,217,341
Total assets	469,630,907	474,805,978	68,060,832
Total liabilities	(286,142,679)	(180,276,255)	(25,841,611)
Net assets	183,488,228	294,529,723	42,219,221
	December 31, 2018	December 31, 2019	December 31, 2019
	RMB	RMB	USD
Current liabilities:
Accounts payable	33,033,855	38,695,727	5,546,820
Deferred revenues	586,923	503,576	72,185
Other payables and accrued liabilities	1,428,770	1,963,068	281,395
Other payables—related party	1,065	—	—
Current portion of business acquisition payable—related parties	34,086	—	—
Current portion of shareholder loans	—	69,592,363	9,975,683
Taxes payable	10,733,539	9,659,932	1,384,698
Intercompany payable*	—	42,270,095	6,059,186
Total current liabilities	45,818,238	162,684,761	23,319,967
Business acquisition payable—related parties	110,855,328	—	—
Non-current shareholder loan	125,336,715	14,974,315	2,146,486
Deferred tax liabilities, net	4,132,398	2,617,179	375,158
Total liabilities	286,142,679	180,276,255	25,841,611
*	Intercompany balances will be eliminated upon consolidation.

Condensed Income Statement [Table Text Block]
	For the year ended December 31, 2017	For the year ended December 31, 2018	For the year ended December 31, 2019	For the year ended December 31, 2019
	RMB	RMB	RMB	USD
Operating revenues	192,029,524	225,271,564	319,181,424	45,752,906
Gross profit	113,849,337	139,857,503	173,013,581	24,800,548
Income from operations	77,298,344	102,641,091	122,754,439	17,596,175
Net income	73,337,971	91,056,633	110,135,996	15,787,391

Condensed Cash Flow Statement [Table Text Block]
	For the year ended December 31, 2017	For the year ended December 31, 2018	For the year ended December 31, 2019	For the year ended December 31, 2019
	RMB	RMB	RMB	USD
Net cash provided by operating activities	108,057,941	101,291,046	193,845,889	27,786,745
Net cash used in investing activities	(118,364,263)	(98,597,356)	(126,445,437)	(18,125,260)
Net cash used in financing activities	(3,800,000)	(2,663,285)	(40,770,037)	(5,844,161)
Effect of exchange rate on cash and cash equivalents	-	-	(327,988)	(47,015)
Net (decrease) increase in cash and cash equivalents	(14,340,446)	1,433,789	26,302,427	3,770,309
Cash and cash equivalents, beginning of year	27,002,080	12,661,634	14,095,423	2,020,502
Cash and cash equivalents, end of year	12,661,634	14,095,423	40,397,850	5,790,811